Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textual)
Current Income Tax Expense (Benefit)
Net operating loss carry forwards	29,200,000	12,000,000
Operating loss carryforwards, expiration dates	Dec. 31, 2033
Change in valuation allowance for current year	$ 10,529,911